Unaudited Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Consolidated Balance Sheets
Allowance for doubtful receivables	$ 305	$ 306
Preferred stock par value	$ 0.01	$ 0.01
Preferred stock shares authorized	500,000,000	500,000,000
Common stock par value	$ 0.01	$ 0.01
Common stock shares authorized	1,000,000,000	1,000,000,000
Common stock shares issued	104,274,708	104,274,708
Common stock shares outstanding	86,886,627	87,232,028
Treasury stock par value	$ 0.01	$ 0.01
Treasury stock, shares	17,388,081	17,042,680
Series A Convertible Preferred Stock
Preferred stock shares authorized	100,000,000	100,000,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Series B Convertible Preferred Stock
Preferred stock shares authorized	100,000,000	100,000,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Series C Convertible Preferred Stock
Preferred stock shares authorized	10,000	10,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Series D Convertible Preferred Stock
Preferred stock shares authorized	3,500,000	3,500,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Series E-1 Convertible Preferred Stock
Preferred stock shares authorized	50,000	50,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Series E-2 Convertible Preferred Stock
Preferred stock shares authorized	50,000	50,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0